Summary of Significant Accounting Principles (Details) (USD $)	12 Months Ended		12 Months Ended				12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012	Mar. 31, 2013 Equipment Minimum	Mar. 31, 2013 Equipment Maximum	Mar. 31, 2013 Karlsson Group	Aug. 01, 2012 Karlsson Group	Mar. 31, 2013 Old Prospect Global	Mar. 31, 2013 AWP	Dec. 31, 2013 AWP Karlsson Group	Mar. 31, 2013 AWP Karlsson Group	Aug. 01, 2012 AWP Karlsson Group
Principles of Consolidation
Percentage of ownership interest held							100.00%	100.00%
Percentage of ownership interest held by non-controlling owners					50.00%	50.00%			50.00%	50.00%	50.00%
Exploration Stage
Number of mineral properties having proven or probable reserves	0
Cash and Cash Equivalents
Cash equivalents	$ 0	$ 0
Equipment
Estimated useful lives of assets			2 years	10 years
Income Taxes
Penalties or interest recognized in the statement of operations	0
Penalties or interest accrued on the balance sheet	$ 0